Note 19 - Commitments and Contingencies - Minimum Contractual Purchase Commitments Obligation Payments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
2019	$ 11,063
2020	6,600
2021	1,467
2022	1,179
2023	491
Total minimum contractual purchase commitments	$ 20,800